Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 30,502	$ 22,909	$ 47,178	$ 42,477
Cost of revenues	23,449	19,072	37,808	32,282
Gross profit	7,053	3,837	9,370	10,195
Operating expenses:
Selling, general and administrative	7,392	6,183	14,157	11,443
Research and development	2,392	2,231	4,530	4,293
Total operating expenses	9,784	8,414	18,687	15,736
Loss from operations	(2,731)	(4,577)	(9,317)	(5,541)
Other (expense) income:
Interest income	19	18	32	25
Interest expense	(138)	(48)	(128)	(235)
Change in fair value of convertible debentures	(3,642)	(480)	(3,570)	(4,158)
Change in fair value of warrant liability	(2,585)	(943)	(2,067)	(3,616)
Other income (expense), net			(51)	10
Other income		16
Other expense	(25)	(69)
Total other expense	(6,371)	(1,506)	(5,784)	(7,974)
Loss before income taxes	(9,102)	(6,083)	(15,101)	(13,515)
Provision for income taxes			21	22
Net loss	$ (9,102)	$ (6,083)	$ (15,122)	$ (13,537)
Net loss per share attributable to common stockholders:
Basic	$ (0.60)	$ (0.42)	$ (1.03)	$ (0.99)
Diluted	$ (0.60)	$ (0.42)	$ (1.03)	$ (0.99)
Weighted average common shares:
Basic	15,201,510	14,650,022	14,742,368	13,699,300
Diluted	15,201,510	14,650,022	14,742,368	13,699,300